Capital and Financial Risk Management - Summary of Notional and Fair Values in Respect of Derivative Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	€ 105	€ 162
Derivative Financial Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		€ (27)